ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

(4) ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2011	2012
Accounts receivable	84,634,677	129,476,266
Allowance for doubtful accounts	(1,323,490)	(1,503,621)
Accounts receivable, net	83,311,187	127,972,645

The following table presents movement of the allowance for doubtful accounts:

	December 31,
	2010	2011	2012
Balance at the beginning of year	348,862	304,796	1,323,490
Additions/(reversals) charged to bad debt expense	(209,845)	1,576,739	1,137,574
Reversals/(write-offs) charged against the allowance	165,779	(558,045)	(957,443)
Balance at the end of year	304,796	1,323,490	1,503,621

The write-offs charged against the allowance for doubtful accounts of 2010, 2011 and 2012 accounts receivable balances related to a combination of multiple accounts receivables, including accounts receivables from individual and corporate customers, and travel suppliers.